Annual Fund Operating Expenses - Harbor Robeco Global Conservative Equities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.65%	[1]
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.40%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.73%	[1]
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.48%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.73%	[1]
Total Annual Fund Operating Expenses	1.33%
Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.73%	[2]
Investor Class
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.84%	[1]
Total Annual Fund Operating Expenses	1.44%
Expense Reimbursement	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.84%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.40%, 0.48%, 0.73%, and 0.84% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.